Cover	Feb. 13, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 13, 2026
Entity File Number	001-02979
Entity Registrant Name	Wells Fargo & Company/MN
Entity Central Index Key	0000072971
Entity Tax Identification Number	41-0449260
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	333 Market Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	371-2921
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $1-2/3
Title of 12(b) Security	Common Stock, par value $1-2/3
Trading Symbol	WFC
Security Exchange Name	NYSE
7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L
Title of 12(b) Security	7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L
Trading Symbol	WFC.PRL
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of
Trading Symbol	WFC.PRY
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Z
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of
Trading Symbol	WFC.PRZ
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series AA
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of
Trading Symbol	WFC.PRA
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series CC
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of
Trading Symbol	WFC.PRC
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series DD
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of
Trading Symbol	WFC.PRD
Security Exchange Name	NYSE
Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC
Title of 12(b) Security	Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of
Trading Symbol	WFC/28A
Security Exchange Name	NYSE